Consolidated Statements of Operations (Parentheticals)	12 Months Ended
	Aug. 31, 2022 $ / shares shares	Aug. 31, 2022 ¥ / shares shares	Aug. 31, 2021 ¥ / shares shares	Aug. 31, 2020 ¥ / shares shares
Income Statement [Abstract]
Net loss from continuing operations attributable to ordinary shareholders | (per share)	$ (0.87)	¥ (5.98)	¥ (4.54)	¥ (2.64)
Net income from discontinued operations attributable to ordinary shareholders | (per share)			4.09	3.98
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders | (per share)	$ (0.87)	¥ (5.98)	¥ (0.45)	¥ 1.34
Weighted average shares used in calculating net earnings/(loss) per ordinary share diluted (in Shares)	118,697,495	118,697,495	119,220,331	120,158,001